Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Current service costs	₩ 236,735	₩ 212,323	₩ 209,612
Net interest costs	3,690	4,166	(9,686)
Amounts recognized in consolidated statements of comprehensive income	240,425	216,489	199,926
Cost of sales [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	169,206	150,822	131,724
Selling and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	70,060	64,505	67,424
Others [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	₩ 1,159	₩ 1,162	₩ 778